Changes in the scope of consolidation in 2020 (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations 1 [Abstract]
Summary of purchase price allocation	The provisional purchase price allocation, as presented in the table below, led to the recognition of goodwill of €913 million:

(€ million)	Fair value at acquisition date
Intangible assets other than goodwill	2,534
Other current and non-current assets and liabilities	(38)
Cash and cash equivalents	186
Net deferred tax position	(437)
Net assets of Principia	2,245
Goodwill	913
Purchase price	3,158
The final purchase price allocation, as presented in the table below, led to the recognition of goodwill of €930 million:

(€ million)	Fair value at acquisition date
Intangible assets other than goodwill	1,549
Other current and non-current assets and liabilities	36
Net deferred tax position	(269)
Net assets of Synthorx	1,316
Goodwill	930
Purchase price	2,246
The final purchase price allocation resulted in the recognition of goodwill amounting to €2,676 million, as indicated below:

(€ million)	Fair value at acquisition date
Other intangible assets	8,113
Inventories	145
Cash and cash equivalents	422
Other current and non-current assets and liabilities	16
True North Therapeutics contingent consideration liability	(226)
Net deferred tax position	(1,792)
Net assets of Bioverativ	6,678
Goodwill	2,676
Purchase price	9,354
The final purchase price allocation resulted in the recognition of goodwill amounting to €1,360 million, as indicated below:

(€ million)	Fair value at acquisition date
Other intangible assets	2,409
Cash and cash equivalents	258
Other current and non-current assets and liabilities	131
Net deferred tax position	(261)
Net assets of Ablynx	2,537
Goodwill	1,360
Purchase price	3,897